Overview, Basis of Presentation, and Significant Accounting Policies (Details) - Part 2 - USD ($) $ / shares in Units, $ in Millions		1 Months Ended		9 Months Ended	12 Months Ended
	Aug. 18, 2022	Dec. 16, 2022	Mar. 22, 2021	Sep. 30, 2023	Dec. 31, 2022	Apr. 28, 2023	Mar. 01, 2023	Jan. 19, 2023	Oct. 28, 2022	Oct. 04, 2022	Jul. 11, 2022	Dec. 31, 2021	Feb. 19, 2021	Feb. 01, 2021
Overview, Basis of Presentation, and Significant Accounting Policies [Line Items]
Shares issued (in Shares)				69,568	31,945	499
Common stock, par value (in Dollars per share)				$ 0.001	$ 0.001		$ 0.001			$ 1	$ 0.001	$ 0.001	$ 2,700
Total gross proceeds					$ 62.1
Underwriting discounts and commissions					4.0
Net proceeds			$ 80.0		57.0
Sell an aggregate share (in Shares)		594,232
Warrant purchase shares (in Shares)	71,139
Offering costs				$ 8.7
Broker fees and legal expenses					$ 0.5
Bid price of common stock (in Dollars per share)					$ 1			$ 1	$ 1	$ 1
Initial Public Offering [Member]
Overview, Basis of Presentation, and Significant Accounting Policies [Line Items]
Shares issued (in Shares)													27,778	31,050
Common stock, par value (in Dollars per share)					$ 2,000
Net proceeds					$ 1.0
Over-Allotment Option [Member]
Overview, Basis of Presentation, and Significant Accounting Policies [Line Items]
Shares issued (in Shares)														4,050
Additional shares of Common Stock (in Shares)			4,167
Pre-Funded 2022 Warrants [Member]
Overview, Basis of Presentation, and Significant Accounting Policies [Line Items]
Warrant purchase shares (in Shares)		75,000
December 2022 Warrants [Member]
Overview, Basis of Presentation, and Significant Accounting Policies [Line Items]
Warrant purchase shares (in Shares)		1,338,462
Subsequent Event [Member]
Overview, Basis of Presentation, and Significant Accounting Policies [Line Items]
Bid price of common stock (in Dollars per share)								$ 1
Canaccord Genuity LLC [Member]
Overview, Basis of Presentation, and Significant Accounting Policies [Line Items]
Net proceeds					8.2
Offering costs					$ 8.7